As filed with the Securities and Exchange Commission on October 14, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

FIMCO Select Fund
SCHEDULE OF INVESTMENTS at August 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 109.5%
	Apparel Manufacturing: 1.8%
8,800	Cintas Corp.	$224,312

	Beverage & Tobacco Products: 4.0%
9,200	The Coca-Cola Co.	514,464

	Broadcasting: 2.2%
17,225	Comcast Corp.	276,806

	Chemical Manufacturing: 10.7%
9,000	A. Schulman, Inc.	163,530
14,479	The Dow Chemical Co.	352,853
11,500	Johnson & Johnson	655,730
11,500	Mylan, Inc.*	197,340
		1,369,453
	Computer & Electronic Products: 3.4%
22,000	Cisco Systems, Inc.*	441,100

	Conglomerate: 2.8%
25,000	General Electric Co.	362,000

	Construction of Buildings: 1.7%
21,700	KB Home	223,727

	Credit Intermediation: 9.9%
34,400	Wells Fargo & Co.	810,120
29,300	The Western Union Co.	459,424
		1,269,544
	Data Processing & Hosting: 2.0%
6,800	Automatic Data Processing, Inc.	262,548

	Fabricated Metal Products: 2.3%
8,900	The Shaw Group, Inc.*	288,360

	Food Manufacturing: 3.0%
12,700	Kraft Foods, Inc.	380,365

	General Merchandise Stores: 10.2%
5,900	Costco Wholesale Corp.	333,645
19,500	Wal-Mart Stores, Inc.	977,730
		1,311,375
	Insurance Carriers: 12.5%
8,198	Berkshire Hathaway, Inc. - Class B*	645,838
1,600	Markel Corp.*	524,352
8,600	Torchmark Corp.	424,410
		1,594,600
	Medical Equipment: 2.2%
8,800	Medtronic, Inc.	277,024

	Oil & Gas: 9.3%
4,658	Chevron Corp.	345,437
5,469	ConocoPhillips	286,740
8,000	Enterprise Products Partners L.P.	295,760
4,343	Exxon Mobil Corp.	256,932
		1,184,869
	Publishing Industries: 2.8%
990	The Washington Post Co. - Class B	356,628

		Real Estate: 2.1%
	11,000	The St. Joe Co.*	264,880

		Resorts & Casinos: 1.6%
	7,300	Penn National Gaming, Inc.*	205,714

		Software: 6.3%
	22,517	Microsoft Corp.	528,699
	12,700	Oracle Corp.1	277,876
			806,575
		Specialty Retail: 0.8%
	90,900	Borders Group, Inc.*	98,172

		Telecommunications: 2.7%
	9,673	CenturyLink, Inc.	349,776

		Transportation Equipment: 3.3%
	7,000	The Boeing Co.	427,910

		Transportation Services: 2.6%
	20,875	Hornbeck Offshore Services, Inc.*	329,825

		Utilities: 5.6%
	13,500	Black Hills Corp.	410,805
	12,200	DPL, Inc.	308,904
			719,709
		Wood Products: 3.7%
	22,000	Leucadia National Corp.*	469,700

		TOTAL COMMON STOCKS
		(Cost $14,962,735)	14,009,436

		SHORT-TERM INVESTMENT: 1.6%
		Money Market Fund: 1.6%
	209,270	Fidelity Money Market Portfolio - Select Class, 0.23%2	209,270

		TOTAL SHORT-TERM INVESTMENT
		(Cost $209,270)	209,270

		TOTAL INVESTMENTS IN SECURITIES: 111.1%
		(Cost $15,172,005)	14,218,706
		Liabilities in Excess of Other Assets: (11.1)%	(1,418,785)
		TOTAL NET ASSETS: 100.0%	$12,799,921

*	Non-income producing security.
1
 All or a portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales.  The total market value of collateral for short sales is $277,876.

2	7-Day Yield as of August 31, 2010.

FIMCO Select Fund
SCHEDULE OF SECURITIES SOLD SHORT at August 31, 2010 (Unaudited)

	Shares		Value
	7,300	New Jersey Resources Corp.	$271,633

		TOTAL SECURITIES SOLD SHORT
		(Proceeds $260,536)	$271,633

	The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows+:

	Cost of investments		$ 14,929,862

	Gross unrealized appreciation on long positions		884,747
	Gross unrealized depreciation on long positions		(1,856,439)
	Net unrealized depreciation on long posiitons		(971,692)

	Gross unrealized depreication on short positions		(11,097)
	Total net unrealized depreciation on investments		$ (982,789)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the FIMCO Select Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010 (Unaudited)
The FIMCO Select Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$ 14,009,436	$ -	$ -	$ 14,009,436
Short-Term Investment	209,270	-	-	209,270
Total Investments in Securities	$ 14,218,706	$ -	$ -	$ 14,218,706

Security Sold Short	$ 271,633	$ -	$ -	$ 271,633

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Robert M. Slotky
                                                 Robert M. Slotky, President

Date           10/14/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date           10/14/10

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date             9/29/10

Print the name and title of each signing officer under his or her signature.

FIMCO Select Fund – Form N-Q 8.31.10